Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Goodwill and intangible assets
—
Note 11
Goodwill and intangible assets
The changes in “Goodwill” were as follows:
Robotics &
Process Discrete Corporate
($ in millions)
Electrification Motion Automation Automation and Other Total
Balance at January 1, 2020 4,372 2,436 1,615 2,381 21 10,825
Goodwill acquired during the year 71 — — 21 — 92
Impairment of Goodwill — — — (290) (21) (311)
Exchange rate differences and other 84 20 24 116 — 244
Balance at December 31, 2020 (1) 4,527 2,456 1,639 2,228 — 10,850
Goodwill acquired during the year 11 — — 150 — 161
Goodwill allocated to disposals — (338) (7) — — (345)
Exchange rate differences and other (66) (1) (19) (98) — (184)
Balance at December 31, 2021 (1) 4,472 2,117 1,613 2,280 — 10,482
(1)

At December

31, 2021

and 2020,

the gross

goodwill

amounted

to $
10,760

million

and $
11,152

million,

respectively.

The accumulated
impairment

charges amounted

to $
278

million

and $
302

million,

respectively,

and related

to the Robotics

& Discrete

Automation

segment.
The Company adopted a new operating model on July

1, 2020, which resulted in a change to the
identification of the goodwill reporting units. Previously,

the reporting units were the same as the operating
segments for Electrification, Motion and Robotics & Discrete

Automation, while for the Process Automation
operating segment the reporting units were determined to be

at the Division level, which is one level below
the operating segment. The new operating model provides

the Divisions with full ownership and
accountability for their respective strategies, performance

and resources and based on these changes, the
Company concluded that the reporting units would change

and be the respective Divisions within each
operating segment. This change resulted only in an allocation of goodwill within the operating segments and
thus there is no change to segment level goodwill in the

table above.

As a result of the new allocation of goodwill, an interim

quantitative impairment test was conducted both
before and after the changes

which were effective July 1, 2020. In the “before”

test, it was concluded that the
fair value of the Company’s reporting units exceeded

the carrying value under the historical reporting

unit
structure.
The impairment test was performed for the new reporting

units and the fair value of each was determined
using a discounted cash flow fair value estimate based

on objective information available at the measurement
date. The significant assumptions used to develop the estimates of fair value for each reporting unit included
management’s best estimates of the expected future

results and discount rates specific to the reporting

unit.
The fair value estimates were based on assumptions that the Company believed to be reasonable, but which
are inherently uncertain and thus, actual results may differ from those estimates. The fair values for each of
the individual reporting units and their associated goodwill were determined using Level 3 measurements.
The interim quantitative impairment test indicated that

the estimated fair values of the reporting units were
substantially in excess of their carrying value for all reporting units except for the Machine Automation
reporting unit within the Robotics & Discrete Automation operating segment. The contraction of the global
economy in 2020, particularly in end-customer industries

related to this reporting unit and considerable
uncertainty around the continued pace of macroeconomic recovery generally led to a reduction in the fair
values of the reporting units, thus affecting this

reporting unit. Also, at the Division level, this reporting

unit
does not

benefit from shared cash flows generated within

an entire operating segment. In addition, the book
value of the Machine Automation Division includes a

significant amount of intangible assets recognized in
past acquisitions, resulting in a proportionately higher

book value than the other reporting unit within the
Robotics & Discrete Automation Business Area. With

the fair value of the reporting unit lower due to the
economic conditions, the existing book value of the intangible assets combined with the newly allocated
reporting unit goodwill led to the carrying value of the

Machine Automation reporting unit exceeding its fair
value. During 2020, a goodwill impairment charge of $ 290

million was recorded to reduce the carrying value
of this reporting unit to its implied fair value. The remaining goodwill for the Machine Automation reporting unit
was $ 554

million as of December 31, 2020.
During 2021, certain reporting units were split into separate reporting units. For each change, an interim
quantitative impairment test was conducted before and

after the change and in all cases, it was concluded
that the fair value of the relevant reporting units exceeded the carrying value by a significant amount.
At October 1, 2021 and 2020, respectively,

the Company performed qualitative assessments

and determined
that it was not more likely than not that the fair value for each of these reporting units was below the carrying
value. As a result, the Company concluded that it was

not necessary to perform the quantitative impairment
test.

“Intangible assets, net” consisted of the following:
2021 2020
Gross Accumu- Net Gross Accumu- Net
carrying lated amort- carrying carrying lated amort- carrying
December 31, ($ in millions) amount ization amount amount ization amount
Capitalized software for internal use

835 (732) 103 828 (694) 134
Capitalized software for sale

31 (29) 2 33 (32) 1
Intangibles other than software:
Customer-related

1,716 (707) 1,009 2,557 (1,104) 1,453
Technology

-related

1,122 (868) 254 1,170 (898) 272
Marketing-related

493 (327) 166 492 (304) 188
Other

56 (29) 27 63 (33) 30
Total 4,253 (2,692) 1,561 5,143 (3,065) 2,078
In 2021 and 2020, additions to intangible assets were $ 95

million and $
78

million, respectively
There were no significant intangible assets acquired in

business combinations during 2021 and 2020.
Amortization expense of intangible assets consisted of

the following:
($ in millions)
2021 2020 2019
Capitalized software for internal use

66 61 74
Intangibles other than software

252 268 271
Total 318 329 345
In 2021, 2020 and 2019,

impairment charges on intangible assets were not

significant.
At December 31, 2021, future amortization expense of intangible assets is estimated to be:
($ in millions)
2022 276
2023 249
2024 199
2025 155
2026 142
Thereafter

540
Total 1,561